TAXATION (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [text block] [Abstract]
Applicable tax rate	19.25%	20.00%	20.25%
Insurance Deferred Tax Expense Arising From Writedown Or Reversal Of Writedown Of Deferred Tax Asset (in Pounds)		£ 231